Financial instruments (Tables)	12 Months Ended
Jun. 30, 2025
Disclosure of detailed information about financial instruments [abstract]
Summary of components of cash and cash equivalents	Cash and cash equivalents are comprised of:

	June 30,	June 30,
	2025	2024
	$	$
Cash at bank and on hand	13,494	16,231

Summary of total interest income and interest expense for financial assets or financial liabilities that are not at fair value through profit or loss
Interest expense (net) comprises of total interest income and interest expense for financial assets or financial liabilities that are not at fair value through profit or loss, and can be summarized as follows:

The Company earns interest income from its liquidable money market deposit account to generate steady cash flows and to manage liquidity. The interest rate on the account is variable based on prevailing market rate.

		June 30,	June 30,
	Note	2025	2024
		$	$
Interest income		(242)	(25)
Interest expense	15	3,953	6,270
Accretion expense	8	301	394
Interest expense (net)		4,012	6,639

Summary of trade and other receivables

		June 30,	June 30,
	Note	2025	2024
		$	$
Trade receivables		10,631	16,025
Receivable related to working capital adjustment		—	2,571
Proceeds due on sale of VoIP Supply LLC	20	4,500	—
Trade and other receivables		15,131	18,596

Summary of maximum exposure to credit risk for trade receivables
The Company’s maximum exposure to credit risk for its trade receivables is summarized as follows with some of the over 90-day receivable not being covered by EDC:

	June 30,	June 30,
	2025	2024
	$	$
Trade receivables aging:
0-30 days	9,294	12,229
31-90 days	812	2,995
Greater than 90 days	1,021	2,170
	11,127	17,394
Expected credit loss provision	(496)	(1,369)
Net trade receivables	10,631	16,025

Summary of movement in provision for expected credit losses
The movement in the provision for expected credit losses can be reconciled as follows:

	June 30,	June 30,
	2025	2024
	$	$
Expected credit loss provision:
Expected credit loss provision, beginning balance	(1,369)	(1,566)
Net change in expected credit loss provision during the year	873	197
Expected credit loss provision, ending balance	(496)	(1,369)

Summary of provision matrix
The provision matrix below shows the expected credit loss rate for each aging category of trade receivables.

			June 30, 2025
			Over 30
		Up to 30 days	days past	Over 90 days
	Total	past due	due	past due
Default rates		0.49%	8.13%	37.61%
Trade receivables	$11,127	$9,294	$812	$1,021
Expected credit loss provision	$496	$46	$66	$384

			June 30, 2024
			Over 30
		Up to 30 days	days past	Over 90 days
	Total	past due	due	past due
Default rates		0.59%	7.28%	49.72%
Trade receivables	$17,394	$12,229	$2,995	$2,170
Expected credit loss provision	$1,369	$72	$218	$1,079

Summary of undiscounted contractual maturities of significant financial liabilities	The following are the undiscounted contractual maturities of significant financial liabilities of the Company as at June 30, 2025:

	within 12 months	13-24 months	25-36 months	>36 months	Total
	$	$	$	$	$
Accounts payable and accrued liabilities	15,552	—	—	—	15,552
Sales tax payable	4,012	—	—	—	4,012
Operating facility and loans	20,600	18,413	8,887	—	47,900
Lease obligations on right of use assets	1,674	1,676	1,232	4,476	9,058
Other non-current liabilities	—	—	—	1,830	1,830
	41,838	20,089	10,119	6,306	78,352